02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-06 | Fidelity® International Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® International Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® International Index Fund		Fidelity International Index Fund-Institutional Class	Fidelity International Index Fund-Institutional Premium Class
Management fee	[1]	0.045%	0.045%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.005%	none
Total annual operating expenses		0.05%	0.045%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® International Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-06 - Fidelity® International Index Fund - USD ($)	Fidelity International Index Fund-Institutional Class	Fidelity International Index Fund-Institutional Premium Class
1 year	$ 5	$ 5
3 years	16	15
5 years	28	25
10 years	$ 64	$ 58